Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000130154_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000130154_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000130154_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000048876_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000048876_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000048876_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000048874_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000048874_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000048874_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000048877_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000048877_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000048877_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000048878_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000048878_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000048878_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000130154_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000130154_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000130154_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 9,862
C000130154_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,052
C000130154_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,341
C000130154_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,375
C000130154_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 14,086
C000130154_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 16,741
C000130154_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 20,989
C000130154_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 17,909
C000130154_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 20,627
C000130154_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,206	$ 24,206	$ 24,206	$ 24,206
C000130154_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000130154_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130154_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000130154_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000130154_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000130154_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000130154_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000130154_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000130154_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000130154_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000130154_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000130154_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000130154_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000130154_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130154_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000130154_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000130154_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000130154_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000130154_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000130154_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000130154_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000130154_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000130154_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000130154_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000130154_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.35%
C000130154_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.44%
C000130154_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.24%
C000130154_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000130154_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000130154_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%
C000048876_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000048876_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048876_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,743
C000048876_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,789
C000048876_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,867
C000048876_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,844
C000048876_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,272
C000048876_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,576
C000048876_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,300
C000048876_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,268
C000048876_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					18,660
C000048876_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,817	$ 21,817	$ 21,817	$ 21,817
C000048876_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000048876_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048876_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000048876_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000048876_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000048876_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000048876_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000048876_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000048876_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000048876_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000048876_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000048876_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000048876_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000048876_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048876_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000048876_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000048876_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000048876_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000048876_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000048876_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000048876_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000048876_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000048876_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000048876_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000048876_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.08%
C000048876_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.11%
C000048876_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.11%
C000048876_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.08%
C000048876_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.11%
C000048876_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.11%
C000048876_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000048876_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000048876_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%
C000048874_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000048874_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,425
C000048874_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,251
C000048874_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,324
C000048874_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,414
C000048874_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,540
C000048874_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,997
C000048874_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,381
C000048874_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,214
C000048874_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,328
C000048874_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					18,729
C000048874_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,898	$ 21,898	$ 21,898	$ 21,898
C000048874_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000048874_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048874_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000048874_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000048874_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000048874_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000048874_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000048874_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000048874_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000048874_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000048874_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000048874_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000048874_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000048874_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048874_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000048874_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000048874_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000048874_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000048874_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000048874_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000048874_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000048874_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000048874_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000048874_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000048874_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.20%
C000048874_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.69%
C000048874_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.15%
C000048874_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.92%
C000048874_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.00%
C000048874_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.80%
C000048874_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000048874_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000048874_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%
C000048877_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000048877_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,650
C000048877_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,453
C000048877_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,523
C000048877_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,618
C000048877_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,693
C000048877_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,155
C000048877_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,530
C000048877_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,347
C000048877_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,408
C000048877_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					18,773
C000048877_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,888	$ 21,888	$ 21,888	$ 21,888
C000048877_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000048877_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048877_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000048877_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000048877_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000048877_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000048877_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000048877_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000048877_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000048877_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000048877_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000048877_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000048877_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000048877_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048877_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000048877_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000048877_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000048877_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000048877_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000048877_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000048877_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000048877_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000048877_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000048877_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000048877_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.51%
C000048877_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.93%
C000048877_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.15%
C000048877_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.59%
C000048877_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.72%
C000048877_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.53%
C000048877_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000048877_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000048877_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%
C000048878_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000048878_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048878_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,848
C000048878_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,020
C000048878_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,285
C000048878_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,319
C000048878_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,995
C000048878_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,609
C000048878_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,801
C000048878_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,728
C000048878_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					20,392
C000048878_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,894	$ 23,894	$ 23,894	$ 23,894
C000048878_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000048878_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000048878_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000048878_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000048878_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000048878_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000048878_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000048878_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000048878_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000048878_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000048878_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000048878_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000048878_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000048878_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000048878_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,048
C000048878_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,327
C000048878_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,721
C000048878_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 13,002
C000048878_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 17,035
C000048878_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 20,593
C000048878_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 25,877
C000048878_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 20,907
C000048878_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 26,334
C000048878_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000048878_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.17%
C000048878_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.29%
C000048878_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.10%
C000048878_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000048878_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000048878_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%